Financial Instruments And Risks - Summary of Impact To Profit Before Tax On The Structure of Interest-Bearing Assets And Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments And Risks [Abstract]
-100 basis points	¥ (192,807)	¥ (298,767)	¥ (466,345)
+100 basis points	¥ 192,807	¥ 298,767	¥ 466,345